Leases - Details of Lease liabilities (Detail) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Lease liabilities [abstract]
Lease liabilities – current	€ 2,159	€ 2,711
Lease liabilities – non-current	12,403	7,142
Total	€ 14,562	€ 9,853